Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 4,771	$ 10,649	$ 5,104
OCI before reclassifications	570	(8,758)	9,224
Deferred income tax benefit (expense)	(287)	2,481	(3,487)
AOCI before reclassifications, net of income tax	5,054	4,372	10,841
Amounts reclassified from AOCI	443	614	163
Deferred income tax benefit (expense)	(150)	(215)	(121)
Amounts reclassified from AOCI, net of income tax	293	399	42
Balance end of period	5,347	4,771	10,649
Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	10,315	15,159	8,183
OCI before reclassifications	764	(7,218)	11,197
Deferred income tax benefit (expense)	(325)	2,519	(3,419)
AOCI before reclassifications, net of income tax	10,754	10,460	15,961
Amounts reclassified from AOCI	21	(223)	(811)
Deferred income tax benefit (expense)	(9)	78	249
Amounts reclassified from AOCI, net of income tax	12	(145)	(562)
Balance end of period	10,766	10,315	15,159
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	1,458	1,076	231
OCI before reclassifications	344	(19)	669
Deferred income tax benefit (expense)	(100)	6	(261)
AOCI before reclassifications, net of income tax	1,702	1,063	639
Amounts reclassified from AOCI	229	608	717
Deferred income tax benefit (expense)	(66)	(213)	(280)
Amounts reclassified from AOCI, net of income tax	163	395	437
Balance end of period	1,865	1,458	1,076
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(4,950)	(3,303)	(1,659)
OCI before reclassifications	(476)	(1,646)	(1,492)
Deferred income tax benefit (expense)	114	(1)	(208)
AOCI before reclassifications, net of income tax	(5,312)	(4,950)	(3,359)
Amounts reclassified from AOCI	0	0	77
Deferred income tax benefit (expense)	0	0	(27)
Amounts reclassified from AOCI, net of income tax	0	0	50
Balance end of period	(5,312)	(4,950)	(3,303)
Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(2,052)	(2,283)	(1,651)
OCI before reclassifications	(62)	125	(1,150)
Deferred income tax benefit (expense)	24	(43)	401
AOCI before reclassifications, net of income tax	(2,090)	(2,201)	(2,400)
Amounts reclassified from AOCI	193	229	180
Deferred income tax benefit (expense)	(75)	(80)	(63)
Amounts reclassified from AOCI, net of income tax	118	149	117
Balance end of period	$ (1,972)	$ (2,052)	(2,283)
MetLife Assurance Limited
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			(314)
Deferred income tax benefit (expense)			80
Amounts reclassified from AOCI, net of income tax			(234)
MetLife Assurance Limited | Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			(320)
Deferred income tax benefit (expense)			80
Amounts reclassified from AOCI, net of income tax			(240)
MetLife Assurance Limited | Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			0
Deferred income tax benefit (expense)			0
Amounts reclassified from AOCI, net of income tax			0
MetLife Assurance Limited | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			6
Deferred income tax benefit (expense)			0
Amounts reclassified from AOCI, net of income tax			6
MetLife Assurance Limited | Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI			0
Deferred income tax benefit (expense)			0
Amounts reclassified from AOCI, net of income tax			$ 0